Cover Page Document	Aug. 06, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2020
Entity Registrant Name	CERECOR INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37590
Entity Tax Identification Number	45-0705648
Entity Address, Address Line One	540 Gaither Road, Suite 400,
Entity Address, City or Town	Rockville,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	(410)
Local Phone Number	522-8707
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	CERC
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001534120
Amendment Flag	false